Semiannual Report January 31, 2000
[photo of Pennsylvania with cutouts]

Oppenheimer
Pennsylvania Municipal Fund


                                                  [logo] OppenheimerFunds(R)
                                                         The Right Way to Invest

--------------------------------------------------------------------------------
REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

[sidebar]

     CONTENTS
3    President's Letter

5    An Interview with
     Your Fund's
     Managers

13   Financial
     Statements

32   Officers and
     Trustees

[end sidebar]


As of January 31, 2000, Oppenheimer Pennsylvania Municipal Fund's Class A shares provided a dividend yield, at Net Asset Value, of 5.92%!(1)

Oppenheimer Pennsylvania Municipal Fund announced three dividend increases for Class A shares since this report last year--$.002 per share starting with the June distribution, $.003 per share starting with the September distribution, and an additional $.002 per share starting with the February, 2000 distribution. That's three dividend increases--raising the dividend by over 14%--just since January, 1999!

As of January 31, 2000, Lipper Analytical Services, Inc., ranked Oppenheimer Pennsylvania Municipal Fund's standardized yield of 6.16% #1 among 60 Pennsylvania Municipal Debt funds--up from #10 only one year ago!(2)

The Fund's distribution yield of 5.92% as of January 31, 2000 exceeds the 4.98% median distribution yield in Lipper's Pennsylvania Municipal Debt Funds category by over 18%!(3)

--------------------------------------------------------------------------------
Dividend Distributions  2/1/99 - 1/31/00(4) Dividend per Share (in cents)

Month      Class A    Class B   Class C      Month   Class A   Class B   Class C
---------------------------------------      -----------------------------------
February     4.9        4.1       4.1        August    5.1       4.3       4.3
---------------------------------------      -----------------------------------
March        4.9        4.2       4.2        September 5.4       4.6       4.6
---------------------------------------      -----------------------------------
April        4.9        4.1       4.1        October   5.4       4.7       4.7
---------------------------------------      -----------------------------------
May          4.9        4.2       4.2        November  5.4       4.7       4.7
---------------------------------------      -----------------------------------
June         5.1        4.3       4.3        December  5.4       4.6       4.6
---------------------------------------      -----------------------------------
July         5.1        4.3       4.3        January   5.4       4.7       4.7
---------------------------------------      -----------------------------------
--------------------------------------------------------------------------------

1. As of 1/31/00, Oppenheimer Pennsylvania Municipal Fund's (Class A Shares) 30-day SEC yield was 6.16%. Dividend yield at NAV (based on last distribution) is annualized and divided by period-end Net Asset Value. Standardized yield is based on net investment income for the 30-day period ended 1/31/00. Falling net asset values will tend to artificially raise yields.
2. According to Lipper Analytical Services, Inc. Lipper rankings are based on total returns, but do not consider sales charges.
3. As calculated by Lipper Analytical Services, Inc.
4. This assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period. The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of Trustees may change the targeted dividend rate at any time without prior notice to shareholders. Additionally, the amount of those dividends and the dividends paid on Class B and Class C shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and distributions paid on Class A shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A. The Fund cannot guarantee that it will pay any dividends or distributions. The Fund's policy of seeking to maintain a steady dividend for its Class A shares did not materially affect portfolio strategies during this reporting period.



                                 2 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
PRESIDENT'S LETTER
--------------------------------------------------------------------------------

[photo with caption]

[Bridget A. Macaskill
President,
Oppenheimer
Pennsylvania
Municipal Fund}


Dear shareholder,

Whenever a new year begins--let alone a new decade or century--it makes sense to pause a moment to assess where we've been and where we're going.

In retrospect, U.S. stocks and bonds in 1999 were subject to sudden and substantial swings in investor sentiment because of economic uncertainty. When the year began, investors were concerned that growth in the United States might slow in response to economic weakness overseas. At mid-year, investors were concerned that the economy was too strong, potentially rekindling inflationary pressures. Yet, by year end, it became clearer that while the U.S. economy grew robustly in 1999, inflation remained at low levels. Indeed, investors appeared more comfortable with the economy after the Federal Reserve Board demonstrated its inflation-fighting resolve by raising interest rates three times between June and November.

As is normal in a rising-interest-rate environment, bond prices generally declined in 1999, led lower by U.S. Treasury bonds. In the stock market, while most major indices advanced, strong performance was mostly limited to a handful of large-capitalization growth companies, principally in the technology arena. Smaller and value-oriented stocks provided particularly lackluster returns, and overall, foreign stocks outperformed U.S. stocks in 1999.

Looking forward, we expect the U.S. economy to remain on a moderate-growth, low-inflation course. As recent revisions of 1999's economic statistics demonstrated, the economy has defied many analysts' forecasts by growing at a strong rate, which should be positive for the bond market. Similarly, positive economic forces could help the stock market's performance broaden to include value-oriented and smaller stocks.

We see particularly compelling opportunities outside of the U.S. market. Many foreign stocks also ended 1999 more attractively valued than large-cap U.S. stocks, and economic trends in overseas markets could lead to higher stock prices. In Europe, corporate restructuring has just begun, giving companies there the same potential for cost-cutting and



                                 3 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
PRESIDENT'S LETTER
--------------------------------------------------------------------------------

productivity improvements that U.S. companies enjoyed 10 years ago. In Japan and Asia, economic recovery is expected to gain strength, which could allow stocks to rally from relatively low levels.

Another 1999 trend that should remain in force in 2000 is the growth of businesses related to the Internet. The rise of e-commerce has been good for consumers and the economy because of greater price competition, which has helped keep inflation under control. The Internet has also been good for investors, as even companies with no earnings have seen their stock prices soar. Clearly, while the Internet is here to stay, not all "dot-com" companies will survive, and many of these high-flying Internet stocks will eventually--and perhaps very suddenly--return to more reasonable levels. The long-term winners are most likely to be companies that support the Internet's growth with content or infrastructure.

What else is in store for investors in 2000? While we do not have an infallible crystal ball, we believe that in almost any investment environment, consistent success stems from an unwavering focus on fundamental investment principles such as maintaining a long-term perspective, using diversification to manage risks, and availing oneself of the services of a knowledgeable financial advisor. Indeed, these principles serve as the foundation for every investment we offer, helping to make OppenheimerFunds The Right Way to Invest in 2000 and beyond.


Sincerely,

[signature]

Bridget A. Macaskill
February 22, 2000


These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of any particular fund. Specific discussion, as it applies to your Fund, is contained in the pages that follow.


                                 4 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------


[sidebar]

As of
January 31, 2000,
the Fund's CLass A
distribution
yield of 5.92% is
94 basis points more
than the
median yield of all
60 Pennsylvania
municipal
bond funds.(1)

[end sidebar]

How has Oppenheimer Pennsylvania Municipal Fund performed during the six-month period ended January 31, 2000?

The big news in the past six-month period was the Fund's two dividend increases--$.003 per share, announced last August, and an additional $.002 announced on January 31, 2000. Together with a $.002 increase announced last May, the Fund's dividend has gone from 4.9 cents per share to 5.6 cents per share--a dividend increase of over 14% since this report last year!

The Fund's Class A shares provided an annualized tax-free dividend yield of 5.92% (computed without sales charges) as of January 31, 2000. This tax-free dividend yield is the equivalent of 8.82% in taxable yield for a Pennsylvania taxpayer in the 32.9% combined Pennsylvania State and federal income tax bracket. For taxpayers subject to higher federal tax rates, or additional local income taxes, the equivalent yield would make your Fund investment even more attractive.

What is the current state of the Pennsylvania municipal bond market?

Conditions in the Pennsylvania municipal bond market have mirrored those of the national municipal bond market during this reporting period. The nation's healthy economy has impacted positively on municipal finances, helping the overall credit quality of municipal bond issuers to remain solid. However, this vigorous national economic activity has also led the Federal Reserve to increase short-term interest rates, leading to higher interest rates across the yield curve. As a result, municipal bond prices have been on the decline nationally--as well as in Pennsylvania. Since heightened interest rates increase the cost of borrowing money, municipalities have scaled back on the number of new bonds that they issue. During 1999, for example, 28% fewer new municipal bonds were issued in Pennsylvania than during 1998.

1. According to Lipper Analytical Services, Inc. Lipper rankings are based on total returns and do not include sales charges which, if included, would affect results.


                                 5 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------


[sidebar]

[photo]
Portfolio Management Team
(l to r)

Anthony A, Tanner, CFA
Vice President and Portfolio
Manager, Rochester Division
Joined the Rochester
Investment Team
in June, 1991.

Ronald H. Fielding, CFA
Senior Vice President,
Portfolio Manager and Chief
Strategist, Rochester Division
Founded the Rochester
Investment Team
in May, 1983.

Daniel G. Loughran, CFA
Vice President and Senior
Research Analyst, Rochester Division
Joined the Rochester
Investment Team
in October, 1994.

[end sidebar]

Rising interest rates have also produced widened credit yield spreads throughout the municipal market. This means that the yield on bonds issued by smaller, BBB and unrated municipalities has risen at a greater rate than the yield on insured bonds, and bonds issued by larger municipalities. Stated differently, the price of municipal bonds of smaller, BBB and unrated municipalities has decreased more than the others. This is a normal part of the interest rate cycle, and does not reflect a decline in the general credit quality of lower-rated issuers--in fact, the Fund did not experience any credit losses during this period of volatility. Changes in credit spreads are cyclical by nature--they typically widen when interest rates increase and narrow when interest rates decrease. What widening credit yield spreads can provide investors is the opportunity to earn higher income on each dollar invested in municipal bonds and bond funds--by buying when they're "on sale."

Municipal bond prices have declined steadily since October, 1998, but the bulk of the decline began in June of 1999 when the Fed made the first of four, .25% increases in the bank overnight borrowing rate. While these interest rate increases have hurt short-term bond market performance, they potentially produce two long-term benefits. First, they have helped keep inflation in check--allowing fixed-income investors to maintain their purchasing power. Second, the difference between long-term municipal bond yields and inflation has widened--resulting in higher "real interest rates" for municipal bond and bond fund investors. Under current circumstances, a well-diversified municipal bond fund can offer income-oriented investors superior yield and total return potential.

How do you plan to manage the portfolio to take advantage of these conditions?

Current market conditions play right into our research-driven portfolio management style. We have historically used our rigorous in-house research capability to uncover the true value of precisely those bonds whose yields have recently increased the most. Our sharp focus on smaller municipal issuers helps us





                                 6 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
to find bonds which represent good credit quality that are often overlooked by our competitors. Current prices now enable us to capture the increased yield advantages offered by smaller and lower-rated issues while broadening diversification in the Fund. As a result, we have increased the breadth of our holdings of smaller, BBB-rated issues and improved the Fund's tax-free yield.

For example, we recently purchased bonds issued by the Northumberland County Authority to finance construction of a career and arts center. These bonds do not carry an institutional credit rating because the small size of the issue made the cost of obtaining a bond rating prohibitive. However, payment on the bonds is unconditionally guaranteed by the County. Through our research, we were able to learn that Northumberland County has a comparatively low debt burden and historically successful financial management. Analyzing these factors, and similar facts that rating agencies evaluate, we concluded that these bonds possessed credit characteristics similar to those that receive an investment grade rating. The Northumberland County Authority bonds had an effective maturity of 13 years, and yielded 6.75%. This represented a yield premium of
1.00 percent over insured general obligation bonds with similar effective maturities. A year earlier, such a bond would have paid investors only half of that yield premium. Over the longer term, our strategy of pursuing small issuers like this should benefit shareholders by securing an above average rate of tax-free income while creating the opportunity for greater total returns should these bonds return to their historic average pricing levels.

Have you been finding value in other areas?

With the backdrop of rising interest rates, we began to reduce our holdings of lower coupon bonds that are more sensitive to interest rates, replacing them with less volatile issues. During the last six-month period we have been able to purchase some high quality bonds which we feel carry very low interest rate risk--strengthening the foundation of the portfolio. We have been successfully combing the secondary markets for premium coupon callable bonds, seeking those with characteristics that





                                 7 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------


[sidebar]

[photo]
[caption]

Portfolio Management Team
(l to r)

Christopher D. Weiler, CFA
Credit Analyst,
Rochester Division
Joined the Rochester
Investment Team
in January, 1999.

Richard A. Stein, CFA
Vice President-Credit Analysis,
Rochester Division
Joined the Rochester
Investment Team
in May, 1993.

James E. Bragg
Credit Analyst,
Rochester Analyst,
Rochester Division
Joined the Rochester
Investment Team
in June 1999.

[end sidebar]

indicate the bond issuer may continue to pay interest, rather than redeem the bond at the first possible redemption date. We have found such bonds in the housing sector. Adding them to the portfolio at current prices has provided above-market yields with very low price volatility.

Is now a good time for me to add to my investment in Oppenheimer
Pennsylvania Municipal Fund?

If you like to buy things when they're on sale, now is a good time to add to your investment in Oppenheimer Pennsylvania Municipal Fund. Recent declines in municipal bond prices have been due primarily to rising interest rates. The effect of interest rate increases on "real interest rates," as discussed earlier, has made the Oppenheimer Pennsylvania Municipal Bond Fund an attractive value for investors.

In our experience, we can remember few other times when the market has so clearly favored municipals--especially considering that municipal income is generally free of federal, Pennsylvania state and, if applicable, local personal income taxes. Our management style is positioned to generate yield, and yield, over the long term, comprises the single greatest component of total return on a fixed-income investment. In other words, yield is total return in the making.

Municipal bond investing, like most other types of investing, should be undertaken with this type of long-term view. As always, we recommend that you consult with your financial advisor to review your municipal bond allocation. We feel that market conditions have generated some outstanding values which can contribute to this portfolio, and we are very positive on the possibilities for the municipal bond market going forward. We hope that you are, as well.




                                 8 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Yields

For the 30 days ended 1/31/00(1)

                Dividend Yield      Standardized
               At NAV    At MOP        Yield
-------------------------------------------------
Class A        5.84%     5.56%          6.16%
-------------------------------------------------
Class B        5.12%     5.12%          5.70%
-------------------------------------------------
Class C        5.11%     5.11%          5.69%
-------------------------------------------------


Cumulative Total Returns
As of 1/31/00(2)

               At Net Asset Value     At Maximum Offering Price
                Since                       Since
              Inception   6-month         Inception   6-month
----------------------------------------------------------------
Class A        77.10%    -6.76%             68.70%    -11.19%
----------------------------------------------------------------
Class B        21.57%    -7.04%             21.57%    -11.57%
----------------------------------------------------------------
Class C        12.50%    -7.04%             12.50%     -7.94%
----------------------------------------------------------------

1. Dividend Yield at Maximum Offering Price (based on last distribution) and Standardized Yield (based on net investment income for the 30-day period ended 1/31/00) are annualized and divided by period-end offering price. Dividend yield at NAV does not include sales charges. Falling share prices may artificially increase yields.

2. This performance is not annualized. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A return at maximum offering price includes the current maximum initial sales charge of 4.75%. Class B return at maximum offering price includes the applicable contingent deferred sales charge of 5% (1-year) and 1% (5 years). Because Class B shares convert to Class A shares 72 months after purchase, the "life-of-class" return for Class B uses Class A performance for the period after conversion. Class C return at maximum offering price includes the contingent deferred sales charge of 1% (1-year). An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge. Performance without sales charges includes changes in net asset value per share without deducting any sales charges. Such performance would have been lower if sales charges had been taken into account. Inception dates: Class A - 9/18/89; Class B - 5/3/93; Class C - 8/29/95.




                                 9 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Sector Allocations
By Municipal Sector as of 1/31/00
as a percentage of investments(1)

------------------------------------
Hospital/Healthcare            18.1%
------------------------------------
Manufacturing, Durable Goods   13.6%
------------------------------------
Single Family Housing          13.5%
------------------------------------
Resource Recovery              11.8%
------------------------------------
Adult Living Facilities        11.3%
------------------------------------
Higher Education                9.6%
------------------------------------
Lease Rental                    4.7%
------------------------------------
Non-Profit Organization         4.5%
------------------------------------
General Obligation              3.5%
------------------------------------
Pollution Control               3.0%
------------------------------------
Marine/Aviation Facilities      2.6%
------------------------------------
Student Loans                   1.4%
------------------------------------
Education                       1.2%
------------------------------------
Miscellaneous                   1.2%
------------------------------------

1. Sector weightings are as of January 31, 2000, and are subject to change.



                                 10 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Credit
Allocation(1)
[pie chart]

AAA  15.9%
AA   11.4%
A     3.1%
BBB  46.1%
BB    5.3%
CCC   4.5%
NR   13.7%

Total Returns  (for the periods ended 12/31/99)(2)

               Cumulative             Average Annual
               NAV         MOP      NAV         MOP
A Shares
-----------------------------------------------------
1- Year         -6.18%    -10.63%   -6.18%    -10.63%
-----------------------------------------------------
5- Year         30.32%     24.13%    5.44%      4.42%
-----------------------------------------------------
Life (9/18/89)  79.41%     70.90%    5.85%      5.35%
-----------------------------------------------------

B Shares
-----------------------------------------------------
1- Year         -6.81%    -11.27%   -6.81%    -11.27%
-----------------------------------------------------
5- Year         25.51%     23.51%    4.65%      4.31%
-----------------------------------------------------
Life (5/3/93)   23.16%     23.16%    3.18%      3.18%
-----------------------------------------------------

C Shares
-----------------------------------------------------
1- Year         -6.80%     -7.70%    -6.80%    -7.70%
-----------------------------------------------------
Life (8/29/95)  14.04%     14.04%     3.08%     3.08%
-----------------------------------------------------


1. Portfolio data are as of January 31, 2000, are dollar-weighted based on invested assets and are subject to change. The Fund may invest up to 25% of its assets in below-investment-grade securities which carry greater risk that an issuer may default on repayment of principal or interest. Securities rated by any rating organization are included in the equivalent Standard and Poor's rating category. Average credit quality and allocation include securities rated by a national rating organization as well as unrated securities (22% of total investments as of 1/31/00) to which the Manager in its judgment has assigned ratings as securities comparable to those rated by a rating agency in the same category.

2. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns at MOP include the current maximum initial sales charge of 4.75%. Class B returns at MOP include the applicable contingent deferred sales charge of 5%(1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "life-of-class" return for Class B uses Class A performance for the period after conversion. Class C returns at MOP for the one-year period include the contingent deferred sales charge of 1% (1-year). An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge.

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's performance may, from time to time, be subject to substantial short-term changes, particularly during periods of market or interest rate volatility. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.




                                 11 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
                                                                      Financials
--------------------------------------------------------------------------------






                                 12 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  January 31, 2000 / Unaudited
--------------------------------------------------------------------------------

                                                      Ratings:                       Market
                                                      Moody's/          Face          Value
                                                     S&P/Fitch        Amount     See Note 1
===========================================================================================
 Municipal Bonds and Notes--102.1%
-------------------------------------------------------------------------------------------
 Pennsylvania--97.6%
 Allegheny Cnty., PA HDAU RRB, Allegheny Valley
 HF Management Co., 7.375%, 8/1/04(1)                  Caa/CCC    $   20,000     $   19,001
-------------------------------------------------------------------------------------------
 Allegheny Cnty., PA HDAU RRB, Allegheny Valley
 HF Management Co., 7.50%, 8/1/13(1)                   Caa/CCC        75,000         69,987
-------------------------------------------------------------------------------------------
 Allegheny Cnty., PA HDAU RRB,
 Allegheny Valley Hospital, 7.75%, 8/1/20(1)           Caa/CCC        30,000         27,811
-------------------------------------------------------------------------------------------
 Allegheny Cnty., PA IDAU RRB, Environmental
 Improvements, Series USX-A, 6.70%, 12/1/20          Baa2/BBB-        25,000         24,745
-------------------------------------------------------------------------------------------
 Allegheny Cnty., PA Residential FAU SFM RB,
 5.625%, 11/1/23                                        Aaa/NR        10,000          9,099
-------------------------------------------------------------------------------------------
 Allegheny Cnty., PA Residential FAU SFM RRB,
 Series Y, 6.60%, 11/1/14                               Aaa/NR        25,000         25,159
-------------------------------------------------------------------------------------------
 Beaver Cnty., PA IDAU PC RB, J. Ray McDermott
 Project, 6.80%, 2/1/09                               Ba1/BBB-        65,000         65,021
-------------------------------------------------------------------------------------------
 Beaver Cnty., PA IDAU PC RB, St. Joe Minerals
 Corp. Project, 6%, 5/1/07                                A2/A        20,000         20,400
-------------------------------------------------------------------------------------------
 Beaver Cnty., PA IDAU PC RRB, Colt Industries,
 Inc. Project, 7%, 6/1/08                              Baa2/A-        45,000         45,472
-------------------------------------------------------------------------------------------
 Beaver Cnty., PA IDAU PC RRB, Speciality
 Products Corp., 6.60%, 9/1/10                          Aa3/NR        50,000         50,057
-------------------------------------------------------------------------------------------
 Beaver Cnty., PA IDAU PC RRB, Toledo Edison Co.
 Project, 7.625%, 5/1/20                            Ba1/BB+/BB       105,000        110,398
-------------------------------------------------------------------------------------------
 Beaver Cnty., PA IDAU PC RRB, Toledo Edison Co.
 Project, 7.75%, 5/1/20                             Ba1/BB+/BB        10,000         10,571
-------------------------------------------------------------------------------------------
 Beaver Cnty., PA IDAU PC RRB, Toledo Edison Co.
 Project, Series A, 7.75%, 5/1/20                   Ba1/BB+/BB     2,000,000      2,123,180
-------------------------------------------------------------------------------------------
 Berks Cnty., PA GOB, Prerefunded, FGIC Insured,
 Inverse Floater, 8.59%, 11/10/20(2)               Aaa/AAA/AAA     1,000,000      1,108,750
-------------------------------------------------------------------------------------------
 Berks Cnty., PA IDAU Manufacturer Facility
 Development RB, Construction Fasteners Project,
 6.40%, 3/1/15                                           A1/NR        75,000         74,997
-------------------------------------------------------------------------------------------
 Blair Cnty., PA HA RB, Altoona Hospital Project,
 AMBAC Insured, Inverse Floater, 6.375%, 7/1/14(2) Aaa/AAA/AAA       700,000        731,591
-------------------------------------------------------------------------------------------
 Bucks Cnty., PA IDAU RB, HCF-Chandler Hall,
 6.30%, 5/1/29                                           NR/NR     1,300,000      1,103,999
-------------------------------------------------------------------------------------------
 Cambria Cnty., PA IDAU PC RRB, Bethlehem
 Steel Corp. Project, 7.50%, 9/1/15                      NR/NR       190,000        192,683
-------------------------------------------------------------------------------------------
 Carbon Cnty., PA HA RRB, Gnaden Huetten
 Memorial Hospital, Series A, AMBAC Insured,
 7%, 11/15/14                                      Aaa/AAA/AAA       100,000        103,576



                                 13 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


                                                      Ratings:                       Market
                                                      Moody's/          Face          Value
                                                     S&P/Fitch        Amount     See Note 1
-------------------------------------------------------------------------------------------
 Pennsylvania Continued
 Chester Cnty., PA Education & HFAU College RRB,
 Immaculata College, 5.625%, 10/15/27                  NR/BBB-    $1,750,000     $1,458,625
-------------------------------------------------------------------------------------------
 Columbia Cnty., PA HA Healthcare RRB,
 Bloomsburg Hospital Project, 5.90%, 6/1/29            NR/BBB-       370,000        292,537
-------------------------------------------------------------------------------------------
 Crawford Cnty., PA HA Senior Living Facilities RRB,
 6.25%, 8/15/29                                      NR/NR/BBB     1,000,000        861,660
-------------------------------------------------------------------------------------------
 Cumberland Cnty., PA Municipal Authority RRB,
 Presbyterian Homes Project, 6%, 12/1/26                NR/A/A       125,000        115,539
-------------------------------------------------------------------------------------------
 Delaware Cnty., PA Authority RB, Villanova University
 Project, MBIA Insured, Prerefunded, 6.90%, 8/1/16     Aaa/AAA       230,000        236,596
-------------------------------------------------------------------------------------------
 Delaware Cnty., PA College Authority RRB,
 Neumann College, Series A, 5.375%, 10/1/26            NR/BBB-     2,200,000      1,749,528
-------------------------------------------------------------------------------------------
 Delaware Cnty., PA IDAU PC RRB, Series A,
 7.375%, 4/1/21                                         Baa2/A        25,000         25,915
-------------------------------------------------------------------------------------------
 Delaware Valley, PA Regional FAU RB, Series C,
 AMBAC Insured, Inverse Floater, 6.774%, 8/1/18(2) Aaa/AAA/AAA     1,250,000      1,129,687
-------------------------------------------------------------------------------------------
 Erie, PA Municipal Airport Authority
 General RB, Series B, 5.875%, 7/1/16                  NR/BBB-       245,000        220,206
-------------------------------------------------------------------------------------------
 Lancaster Cnty., PA HA RB, St. Anne's Home
 Health Center, 6.625%, 4/1/28                           NR/NR       300,000        264,459
-------------------------------------------------------------------------------------------
 Langhorne, PA St. Mary HA RRB, Franciscan
 Health Project, Series B, BIG Insured, 7%, 7/1/14 Aaa/AAA/AAA       500,000        510,800
-------------------------------------------------------------------------------------------
 Lawrence Cnty., PA IDAU PC RRB, PA Power Co.
 New Castle Project, Series A, 7.15%, 3/1/17          Baa2/BB+        20,000         20,584
-------------------------------------------------------------------------------------------
 Lebanon Cnty., PA HFAU Health Center RB,
 Series A, 6.625%, 12/15/29                              NR/NR       440,000        395,072
-------------------------------------------------------------------------------------------
 Lehigh Cnty., PA GP RB, Lehigh Valley
 Hospital, Inc., Series A, MBIA Insured, 7%, 7/1/16    Aaa/AAA     1,250,000      1,399,575
-------------------------------------------------------------------------------------------
 Lehigh Cnty., PA GP RRB, Bible Fellowship
 Project-A, 6%, 12/15/23                                 NR/NR     1,000,000        828,640
-------------------------------------------------------------------------------------------
 Lehigh Cnty., PA GP RRB, Kidspeace
 Obligation Group, 6%, 11/1/23                           NR/NR     3,000,000      2,498,220
-------------------------------------------------------------------------------------------
 Luzerne Cnty., PA IDAU Export Facilities RRB,
 Pennsylvania Gas & Water Co. Project,
 Series A, 7.20%, 10/1/17                                 A3/A       240,000        252,634
-------------------------------------------------------------------------------------------
 Luzerne Cnty., PA IDAU Facilities RB, Pennsylvania
 Gas & Water Co. Project, Series B, 7.125%, 12/1/22      A3/NR        25,000         25,772
-------------------------------------------------------------------------------------------
 Mercer Cnty., PA IDAU RRB, Zero Coupon,
 7.06%, 1/15/13(3)                                      NR/AAA     2,605,000      1,040,359
-------------------------------------------------------------------------------------------
 Monroeville, PA HA RRB, Forbes Health System,
 6.25%, 10/1/15(1)                                     Caa/CCC     4,000,000      3,577,000




                                 14 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND


                                                      Ratings:                       Market
                                                      Moody's/          Face          Value
                                                     S&P/Fitch        Amount     See Note 1
-------------------------------------------------------------------------------------------
 Pennsylvania Continued
 Monroeville, PA HA RRB, Forbes Health System,
 7%, 10/1/03(1)                                        Caa/CCC   $    45,000     $   43,304
-------------------------------------------------------------------------------------------
 Montgomery Cnty., PA Health & HEAU RB,
 Temple Continuing Care Center Project, 6.625%, 7/1/19   NR/NR        50,000         44,327
-------------------------------------------------------------------------------------------
 Montgomery Cnty., PA Health & HEFAU RB,
 Faulkeways at Gwynedd Project, 6.75%, 11/15/24        NR/BBB+       435,000        401,187
-------------------------------------------------------------------------------------------
 Montgomery Cnty., PA Health & HEFAU RB,
 Faulkeways at Gwynedd Project, 6.75%, 11/15/30        NR/BBB+       945,000        862,558
-------------------------------------------------------------------------------------------
 Montgomery Cnty., PA Health & HEFAU RB,
 Philadelphia Geriatric Center, 7.375%, 12/1/30          NR/NR       700,000        662,249
-------------------------------------------------------------------------------------------
 Montgomery Cnty., PA Health & HEFAU RB,
 Temple Continuing Care Center, 6.75%, 7/1/29            NR/NR     3,500,000      3,061,940
-------------------------------------------------------------------------------------------
 Montgomery Cnty., PA IDAU PC PA Electric Co.
 RRB, Series A, 7.60%, 4/1/21                           Baa2/A        25,000         26,064
-------------------------------------------------------------------------------------------
 Montgomery Cnty., PA IDAU Retirement
 Community RRB, Adult Communities Total Services,
 Series A, 5.875%, 11/15/22                              NR/A-       370,000        318,392
-------------------------------------------------------------------------------------------
 Montgomery Cnty., PA IDAU RRB, 7.50%, 1/1/12             NR/A     1,725,000      1,767,952
-------------------------------------------------------------------------------------------
 Montgomery Cnty., PA IDAU RRB, Pollution Control
 Project, Series B, MBIA Insured, 6.70%, 12/1/21       Aaa/AAA        80,000         82,451
-------------------------------------------------------------------------------------------
 Northeastern PA Education & HA RRB, Kings College
 Project, Series B, 6%, 7/15/18                         NR/BBB        25,000         23,564
-------------------------------------------------------------------------------------------
 Northhampton Cnty., PA IDAU RRB, PC Bethlehem
 Steel, 7.55%, 6/1/17                                    NR/NR       470,000        476,942
-------------------------------------------------------------------------------------------
 Northumberland Cnty., PA Lease RB, Career & Arts
 Center Project, 6.65%, 9/15/20                          NR/NR     1,350,000      1,309,135
-------------------------------------------------------------------------------------------
 PA EDFAU Facilities RB, National Gypsum Co.,
 Series A, 6.25%, 11/1/27                                NR/NR     3,500,000      3,172,225
-------------------------------------------------------------------------------------------
 PA EDFAU Facilities RB, National Gypsum Co.,
 Series B, 6.125%, 11/2/27                               NR/NR    10,500,000      9,354,870
-------------------------------------------------------------------------------------------
 PA EDFAU RR RB, Colver Project, Series D,
 7.15%, 12/1/18                                   NR/BBB-/BBB-     3,000,000      3,045,630
-------------------------------------------------------------------------------------------
 PA EDFAU RR RB, Northampton Generating,
 Series A, 6.50%, 1/1/13                          NR/BBB-/BBB-     1,450,000      1,421,406
-------------------------------------------------------------------------------------------
 PA EDFAU Wastewater Treatment RB,
 Sun Co., Inc., R & M Project, Series A, 7.60%,
 12/1/24                                              Baa3/BBB     2,000,000      2,109,440
-------------------------------------------------------------------------------------------
 PA FAU RRB, Municipal Capital Improvements
 Program, 6.60%, 11/1/09                                  NR/A        35,000         36,832
-------------------------------------------------------------------------------------------
 PA HEAA Student Loan RB, Series B, AMBAC
 Insured, Inverse Floater, 8.30%, 3/1/22(2)        Aaa/AAA/AAA     1,250,000      1,193,750




                                 15 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


                                                      Ratings:                       Market
                                                      Moody's/          Face          Value
                                                     S&P/Fitch        Amount     See Note 1
-------------------------------------------------------------------------------------------
 Pennsylvania Continued
 PA HEAA Student Loan RB, Series C,
 AMBAC Insured, 7.15%, 9/1/21                      Aaa/AAA/AAA    $  100,000     $  104,410
-------------------------------------------------------------------------------------------
 PA HEAU RB, Allegheny General Hospital,
 Series A, 7.25%, 9/1/17(1)                           Caa1/CCC       100,000         86,561
-------------------------------------------------------------------------------------------
 PA HEFAU College & University RB,
 Geneva College, 5.375%, 4/1/23                        NR/BBB-     1,800,000      1,453,698
-------------------------------------------------------------------------------------------
 PA HEFAU College & University RRB,
 Temple University, 7.40%, 10/1/10                        NR/A         5,000          5,035
-------------------------------------------------------------------------------------------
 PA HEFAU RB, Allegheny General Hospital,
 Series A, 7.125%, 9/1/07(1)                          Caa1/CCC       460,000        404,046
-------------------------------------------------------------------------------------------
 PA HEFAU RRB, Dickinson College, 6%, 8/1/01           NR/BBB+       100,000        100,073
-------------------------------------------------------------------------------------------
 PA HEFAU RRB, University of Pennsylvania
 Health Services, Series B, 5.875%, 1/1/15                A3/A        10,000          9,032
-------------------------------------------------------------------------------------------
 PA HEFAU RRB, Unrefunded Balance, Series A,
 MBIA Insured, 6.625%, 8/15/09                         Aaa/AAA       305,000        322,690
-------------------------------------------------------------------------------------------
 PA HFA RB, Series 67A, Inverse Floater, 12.954%,
 10/1/18(1,2)                                            NR/NR     2,000,000      1,664,800
-------------------------------------------------------------------------------------------
 PA HFA SFM RB, 6.75%, 10/1/14                         Aa2/AA+        15,000         15,402
-------------------------------------------------------------------------------------------
 PA HFA SFM RB, 6.85%, 4/1/16                          Aa2/AA+       325,000        328,464
-------------------------------------------------------------------------------------------
 PA HFA SFM RB, Inverse Floater, 8.95%, 10/3/23(2)     Aa2/AA+     1,000,000      1,068,750
-------------------------------------------------------------------------------------------
 PA HFA SFM RB, Series 34B, 7%, 4/1/24                 Aa2/AA+     1,025,000      1,047,058
-------------------------------------------------------------------------------------------
 PA HFA SFM RB, Series 40, 6.80%, 10/1/15              Aa2/AA+     2,000,000      2,055,340
-------------------------------------------------------------------------------------------
 PA HFA SFM RB, Series 40, 6.90%, 4/1/25               Aa2/AA+       145,000        149,148
-------------------------------------------------------------------------------------------
 PA HFA SFM RB, Series 44C, 6.65%, 10/1/21             Aa2/AA+     1,000,000      1,019,820
-------------------------------------------------------------------------------------------
 PA HFA SFM RB, Series 51, 6.30%, 10/1/15              Aa2/AA+        50,000         50,153
-------------------------------------------------------------------------------------------
 PA HFA SFM RRB, Series 1991-31A, 6.80%, 10/1/17       Aa2/AA+        35,000         35,356
-------------------------------------------------------------------------------------------
 PA HFA SFM RRB, Series 33, 6.90%, 4/1/17              Aa2/AA+        15,000         15,324
-------------------------------------------------------------------------------------------
 PA HFA SFM RRB, Series 39B, 6.875%, 10/1/24           Aa2/AA+     3,000,000      3,053,010
-------------------------------------------------------------------------------------------
 PA HFA SFM RRB, Series 41B, 6.45%, 10/1/12            Aa2/AA+        10,000         10,131
-------------------------------------------------------------------------------------------
 PA HFA SFM RRB, Series 41B, 6.65%, 4/1/25             Aa2/AA+        10,000         10,186
-------------------------------------------------------------------------------------------
 PA HFA SFM RRB, Series 46, 6.30%, 10/1/27             Aa2/AA+        20,000         19,920
-------------------------------------------------------------------------------------------
 PA HFA SFM RRB, Series 50B, 6.35%, 10/1/27            Aa2/AA+        40,000         40,021
-------------------------------------------------------------------------------------------
 PA TUCM RRB, Series L, MBIA Insured, 6%, 6/1/15       Aaa/AAA        40,000         40,543
-------------------------------------------------------------------------------------------
 Philadelphia, PA Airport System RB, 6%, 6/15/15   Aaa/AAA/AAA       100,000         99,743
-------------------------------------------------------------------------------------------
 Philadelphia, PA Hospital & HEFAU RB,
 Chestnut Hill College, 6%, 10/1/29                      NR/NR     1,100,000        951,566




                                 16 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND


                                                      Ratings:                       Market
                                                      Moody's/          Face          Value
                                                     S&P/Fitch        Amount     See Note 1
-------------------------------------------------------------------------------------------
 Pennsylvania Continued
 Philadelphia, PA Hospital & HEFAU RB,
 Frankford Hospital, Series A, 6%, 6/1/23              A3/NR/A    $   40,000    $    39,882
-------------------------------------------------------------------------------------------
 Philadelphia, PA Hospital & HEFAU RRB,
 Jeanes Health System Project, 6.60%, 7/1/10         Baa3/BBB+     3,560,000      3,410,053
-------------------------------------------------------------------------------------------
 Philadelphia, PA Hospital & HEFAU RRB,
 Jeanes Hospital Project, 5.875%, 7/1/17             Baa3/BBB+     1,500,000      1,263,750
-------------------------------------------------------------------------------------------
 Philadelphia, PA Hospital & HEFAU RRB,
 Temple University Hospital, Series A,
 6.50%, 11/15/08                                     Baa1/BBB+        15,000         14,557
-------------------------------------------------------------------------------------------
 Philadelphia, PA Hospital & HEFAU RRB,
 Temple University Hospital, Series A,
 6.625%, 11/15/23                                    Baa1/BBB+     4,330,000      3,951,904
-------------------------------------------------------------------------------------------
 Philadelphia, PA IDAU HCF RRB, Baptist Home
 of Philadelphia, Series A, 5.60%, 11/15/28              NR/NR     2,450,000      1,868,762
-------------------------------------------------------------------------------------------
 Philadelphia, PA IDAU RB, First Mtg.-Crime
 Prevention Assn., 6.125%, 4/1/19                        NR/NR     1,550,000      1,420,095
-------------------------------------------------------------------------------------------
 Philadelphia, PA Municipal Authority RRB,
 Series B, 6.40%, 11/15/16                             Baa/BBB     1,405,000      1,406,166
-------------------------------------------------------------------------------------------
 Philadelphia, PA Redevelopment Authority
 Home Mtg. RB, Series A, 10.25%, 6/1/17                   A1/A        50,000         51,963
-------------------------------------------------------------------------------------------
 Philadelphia, PA Regional POAU Lease RB,
 MBIA Insured, Inverse Floater, 8.50%, 9/1/20(2)       Aaa/AAA     2,100,000      2,094,750
-------------------------------------------------------------------------------------------
 Philadelphia, PA SDI RB, Inverse Floater,
 11.202%, 4/1/27(1,2)                                    NR/NR     2,055,000      1,113,810
-------------------------------------------------------------------------------------------
 Pittsburgh, PA UDA SFM RRB, Series B,
 7.125%, 4/1/15                                           A1/A     1,000,000      1,035,640
-------------------------------------------------------------------------------------------
 Pittsburgh, PA Urban Redevelopment Authority
 Mtg. RRB, Series A, 6.05%, 10/1/26                      Aa2/A        45,000         43,383
-------------------------------------------------------------------------------------------
 Pittsburgh, PA Urban Redevelopment Authority
 Mtg. RRB, Series A, 6.25%, 10/1/28                    Aa2/AAA     1,070,000      1,064,233
-------------------------------------------------------------------------------------------
 Sayre, PA HCF Authority RB, Tioga Nursing Facility
 Project, Series A, AMBAC Insured, 7.25%, 10/1/10  Aaa/AAA/AAA       300,000        306,603
-------------------------------------------------------------------------------------------
 Schuylkill Cnty., PA IDAU RR RRB, Schuylkill
 Energy Resources, Inc., 6.50%, 1/1/10               NR/NR/BB+     2,845,000      2,782,951
-------------------------------------------------------------------------------------------
 St. Mary HA Langhorne, PA RB, 7%, 7/1/09          Aaa/AAA/AAA        70,000         71,534
-------------------------------------------------------------------------------------------
 Westmoreland Cnty., PA IDAU RRB,
 Redstone HCF, 5.85%, 11/15/29                           NR/NR     2,000,000      1,597,940
                                                                                -----------
                                                                                 89,932,379





                                 17 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


                                                      Ratings:                       Market
                                                      Moody's/          Face          Value
                                                     S&P/Fitch        Amount     See Note 1
-------------------------------------------------------------------------------------------
 U.S. Possessions--4.5%
 PR CMWLTH GORB, MBIA Insured,
 Inverse Floater, 7.584%, 7/1/08(2)                    Aaa/AAA    $1,000,000   $  1,042,500
-------------------------------------------------------------------------------------------
 PR CMWLTH Penuelas Municipal Lease
 Purchase RB, 7.50%, 2/19/03                             NR/NR       589,766        579,852
-------------------------------------------------------------------------------------------
 PR CMWLTH Urban Renewal & Housing Corp.
 Refunding Bonds, 7.875%, 10/1/04                     Baa3/BBB       350,000        357,784
-------------------------------------------------------------------------------------------
 PR Industrial Tourist Educational Medical &
 Environmental Control Facilities RB, Polytechnic
 University Project, Series A, 6.50%, 8/1/24           NR/BBB-       955,000        963,137
-------------------------------------------------------------------------------------------
 PR POAU SPF RB, American Airlines,
 Series A, 6.30%, 6/1/23                             Baa3/BBB-        35,000         33,395
-------------------------------------------------------------------------------------------
 PR Public Buildings Authority Public
 Education & HF RRB, Series I, 6%, 7/1/12               Baa1/A       175,000        175,130
-------------------------------------------------------------------------------------------
 Rio Grande, PR CMWLTH Municipal Lease
 Purchase Agreement Bonds, 8%, 12/10/03                  NR/NR       970,492        980,711
                                                                                -----------
                                                                                  4,132,509
-------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $101,168,390)                       102.1%    94,064,888
-------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                                  (2.1)    (1,918,821)
                                                                  -------------------------
 Net Assets                                                            100.0%   $92,146,067
                                                                  =========================





                                 18 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

 FOOTNOTES TO STATEMENT OF INVESTMENTS

 To simplify the listings of securities, abbreviations are used per the table below:

 CMWLTH Commonwealth                               HFA  Housing Finance Agency
 EDFAU  Economic Development Finance Authority     HFAU Health Facilities Authority
 FAU    Finance Authority                          IDAU Industrial Development Authority
 GP     General Purpose                            PC   Pollution Control
 GOB    General Obligation Bonds                   POAU Port Authority
 GORB   General Obligation Refunding Bonds         RB   Revenue Bonds
 HA     Hospital Authority                         RR   Resource Recovery
 HCF    Health Care Facilities                     RRB  Revenue Refunding Bonds
 HDAU   Hospital Development Authority             SDI  School District
 HEAA   Higher Education Assistance Agency         SFM  Single Family Mtg.
 HEAU   Higher Education Authority                 SPF  Special Facilities
 HEFAU  Higher Educational Facilities Authority    TUCM Turnpike Commission
 HF     Health Facilities                          UDA  Urban Development Agency

 1. Identifies issues considered to be illiquid or restricted--see Note 5 of Notes to Financial Statements.
 2. Represents the current interest rate for a variable rate bond known as an inverse floater which pays interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed-rate security. Inverse floaters amount to $11,148,388 or 12.10% of the Fund's net assets as of January 31, 2000.
 3. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

 As of January 31, 2000, securities subject to the alternative minimum tax amount to $32,544,268 or 35.32% of the Fund's net assets.

 Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

 Industry                                  Market Value           Percent
-------------------------------------------------------------------------
 Hospital/Healthcare                        $16,998,394             18.1%
 Manufacturing, Durable Goods                12,784,798             13.6
 Single Family Housing                       12,676,991             13.5
 Resource Recovery                           11,127,379             11.8
 Adult Living Facilities                     10,644,720             11.3
 Higher Education                             9,063,192              9.6
 Municipal Leases                             4,450,995              4.7
 Not-for-Profit Organization                  4,236,707              4.5
 General Obligation                           3,265,060              3.5
 Pollution Control                            2,828,912              3.0
 Marine/Aviation Facilities                   2,448,094              2.6
 Student Loans                                1,298,160              1.4
 Education                                    1,129,688              1.2
 Multi-Family Housing                           513,551              0.6
 Water Utilities                                252,634              0.3
 Electric Utilities                             167,469              0.2
 Manufacturing, Non-Durable Goods                74,997              0.1
 Highways                                        40,543              0.0
 Sales Tax                                       36,832              0.0
 Gas Utilities                                   25,772              0.0
                                            -----------------------------
 Total                                      $94,064,888            100.0%
                                            =============================



 See accompanying Notes to Financial Statements.


                                 19 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 January 31, 2000
================================================================================
 Assets
 Investments, at value (cost $101,168,390)
 --see accompanying statement                                       $ 94,064,888
--------------------------------------------------------------------------------
 Cash                                                                     40,011
--------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                              1,840,893
 Investments sold                                                        643,461
 Shares of beneficial interest sold                                      490,863
 Other                                                                     3,348
                                                                    ------------
 Total assets                                                         97,083,464

================================================================================
 Liabilities
 Payables and other liabilities:
 Notes payable to bank (interest rate 6.625% at January 31, 2000)      4,403,148
 Dividends                                                               305,199
 Shares of beneficial interest redeemed                                   68,470
 Trustees' compensation                                                   63,118
 Distribution and service plan fees                                       13,309
 Transfer and shareholder servicing agent fees                            11,334
 Other                                                                    72,819
                                                                    ------------
 Total liabilities                                                     4,937,397

================================================================================
 Net Assets                                                         $ 92,146,067
                                                                    ============
================================================================================
 Composition of Net Assets
 Paid-in capital                                                    $101,311,474
--------------------------------------------------------------------------------
 Undistributed net investment income                                       6,260
--------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions             (2,068,165)
--------------------------------------------------------------------------------
 Net unrealized depreciation on investments                           (7,103,502)
                                                                    ------------
 Net assets                                                         $ 92,146,067
                                                                    ============
================================================================================
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $66,603,633 and 6,079,877 shares of beneficial interest
 outstanding)                                                             $10.95
 Maximum offering price per share (net asset value
 plus sales charge of 4.75% of offering price)                            $11.50
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $20,110,339 and 1,836,306 shares of beneficial interest
 outstanding)                                                             $10.95
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $5,432,095 and 496,282 shares of beneficial interest
 outstanding)                                                             $10.95


See accompanying Notes to Financial Statements.

                                 20 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2000
================================================================================
 Investment Income
 Interest                                                            $ 3,372,681

================================================================================
 Expenses
 Management fees                                                         296,285
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                  52,333
 Class B                                                                 112,185
 Class C                                                                  26,611
--------------------------------------------------------------------------------
 Interest expense                                                         72,731
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                            40,689
--------------------------------------------------------------------------------
 Shareholder reports                                                      40,492
--------------------------------------------------------------------------------
 Custodian fees and expenses                                              12,325
--------------------------------------------------------------------------------
 Trustees' compensation                                                    7,318
--------------------------------------------------------------------------------
 Other                                                                    15,102
                                                                     -----------
 Total expenses                                                          676,071
 Less reimbursement of expenses                                          (28,695)
 Less expenses paid indirectly                                            (3,274)
                                                                     -----------
 Net expenses                                                            644,102

================================================================================
 Net Investment Income                                                 2,728,579

================================================================================
 Realized and Unrealized Loss
 Net realized loss on investments                                       (515,493)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation on
 investments                                                          (9,123,813)
                                                                     -----------
 Net realized and unrealized loss                                     (9,639,306)

================================================================================
 Net Decrease in Net Assets Resulting from Operations                $(6,910,727)
                                                                     ===========

See accompanying Notes to Financial Statements.


                                 21 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Six Months           Year
                                                            Ended          Ended
                                                    Jan. 31, 2000       July 31,
                                                      (Unaudited)           1999
================================================================================
 Operations
 Net investment income                               $  2,728,579   $  4,876,517
--------------------------------------------------------------------------------
 Net realized loss                                       (515,493)      (106,698)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation or
 depreciation                                          (9,123,813)    (3,152,830)
                                                     ---------------------------
 Net increase (decrease) in net assets resulting from
 operations                                            (6,910,727)     1,616,989

================================================================================
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income:
 Class A                                               (1,995,093)    (3,432,062)
 Class B                                                 (536,740)      (957,717)
 Class C                                                 (127,118)      (235,856)

================================================================================
 Beneficial Interest Transactions
 Net increase (decrease) in net assets resulting from
 beneficial interest
 transactions:
 Class A                                                  684,970      6,194,843
 Class B                                               (1,920,787)     2,794,536
 Class C                                                  126,056        803,073

================================================================================
 Net Assets
 Total increase (decrease)                            (10,679,439)     6,783,806
--------------------------------------------------------------------------------
 Beginning of period                                  102,825,506     96,041,700
                                                     ---------------------------
 End of period [including undistributed
 (overdistributed) net investment income of $6,260
 and $(63,368), respectively]                        $ 92,146,067   $102,825,506
                                                     ===========================


 See accompanying Notes to Financial Statements.



                                 22 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          Six Months                                    Year      Year
                                               Ended                                   Ended     Ended
                                       Jan. 31, 2000                                July 31,  Dec. 31,
Class A                                   (Unaudited)     1999      1998      1997   1996(1)      1995
======================================================================================================
 Per Share Operating Data
 Net asset value, beginning of period         $12.08    $12.42    $12.45    $12.01    $12.36    $11.19
------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                           .33       .63       .61       .70       .40       .68
 Net realized and unrealized gain (loss)       (1.14)     (.37)       --       .43      (.35)     1.18
                                              --------------------------------------------------------
 Total income (loss) from investment
 operations                                     (.81)      .26       .61      1.13       .05      1.86
------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income           (.32)     (.60)     (.64)     (.69)     (.40)     (.67)
 Dividends in excess of net investment income     --        --        --        --        --      (.02)
                                              --------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                (.32)     (.60)     (.64)     (.69)     (.40)     (.69)
------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $10.95    $12.08    $12.42    $12.45    $12.01    $12.36
                                              ========================================================

======================================================================================================
 Total Return, at Net Asset Value(2)           (6.76)%    2.01%     4.99%     9.68%     0.44%    16.94%

======================================================================================================
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)    $66,604   $72,794   $68,720   $68,280   $64,391   $66,483
------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $70,421   $71,835   $69,202   $65,710   $64,997   $64,901
------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                          5.74%     5.03%     4.82%     5.79%     5.71%     5.68%
 Expenses                                       1.13%     0.95%     1.00%(4)  0.93%(4)  1.03%(4)  1.02%(4)
 Expenses, net of indirect expenses and/or
 voluntary assumption of expenses               1.09%     0.90%     0.93%     0.90%      N/A       N/A
------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                       43%       37%       35%       22%        6%       31%


1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended January 31, 2000, were $43,682,421 and $43,242,990, respectively.

See accompanying Notes to Financial Statements



                                 23 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                          Six Months                                    Year      Year
                                               Ended                                   Ended     Ended
                                       Jan. 31, 2000                                July 31,  Dec. 31,
Class B                                   (Unaudited)     1999      1998      1997   1996(1)      1995
======================================================================================================
 Per Share Operating Data
 Net asset value, beginning of period         $12.07    $12.42    $12.45    $12.01    $12.36    $11.19
------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                           .29       .53       .52       .61       .35       .59
 Net realized and unrealized gain (loss)       (1.13)     (.38)       --       .42      (.35)     1.17
                                              --------------------------------------------------------
 Total income (loss) from investment
 operations                                     (.84)      .15       .52      1.03        --     1.76
------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income           (.28)     (.50)     (.55)     (.59)     (.35)     (.57)
 Dividends in excess of net investment income     --        --        --        --        --      (.02)
                                              --------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                (.28)     (.50)     (.55)     (.59)     (.35)     (.59)
------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $10.95    $12.07    $12.42    $12.45    $12.01    $12.36
                                              ========================================================

======================================================================================================
 Total Return, at Net Asset Value(2)           (7.04)%    1.16%     4.20%     8.86%    (0.01)%   16.06%

======================================================================================================
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)    $20,110   $24,206   $22,124   $19,339   $16,005   $14,466
------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $22,241   $23,845   $20,969   $17,243   $15,085   $12,183
------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                          4.98%     4.26%     4.10%     5.02%     4.94%     4.89%
 Expenses                                       1.98%     1.80%     1.75%(4)  1.78%(4)  1.89%(4)  1.89%(4)
 Expenses, net of indirect expenses and/or
 voluntary assumption of expenses               1.84%     1.65%     1.68%     1.65%     1.79%     1.78%
------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                       43%       37%       35%       22%        6%       31%

1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended January 31, 2000, were $43,682,421 and $43,242,990, respectively.

See accompanying Notes to Financial Statements


                                 24 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

                                          Six Months                                    Year      Year
                                               Ended                                   Ended     Ended
                                       Jan. 31, 2000                                July 31,  Dec. 31,
Class C                                   (Unaudited)     1999      1998      1997   1996(1)      1995(6)
======================================================================================================
 Per Share Operating Data
 Net asset value, beginning of period         $12.07    $12.41    $12.44    $12.00    $12.36    $11.91
------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                           .28       .53       .51       .60       .34       .21
 Net realized and unrealized gain (loss        (1.12)     (.37)       --       .43      (.36)      .45
                                              --------------------------------------------------------
 Total income (loss) from investment
 operations                                     (.84)      .16       .51      1.03      (.02)      .66
------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income           (.28)     (.50)     (.54)     (.59)     (.34)     (.21)
 Dividends in excess of net investment income     --        --        --        --        --        --
                                              --------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                (.28)     (.50)     (.54)     (.59)     (.34)     (.21)
------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $10.95    $12.07    $12.41    $12.44    $12.00    $12.36
                                              ========================================================

======================================================================================================
 Total Return, at Net Asset Value(2)          (7.04)%     1.25%     4.20%     8.84%   (0.15)%     5.55%

======================================================================================================
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)      5,432    $5,826    $5,198    $2,611      $482      $264
------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $5,279    $5,867    $4,063    $1,390      $296      $ 51
------------------------------------------------------------------------------------------------------
 Ratios to average net assets:3
 Net investment income                          4.97%     4.26%     4.28%     4.99%     4.83%     4.40%
 Expenses                                       1.98%     1.80%     1.76%(4)  1.79%(4)  1.97%(4)  2.07%(4)
 Expenses, net of indirect expenses and/or
 voluntary assumption of expenses               1.84%     1.65%     1.67%     1.66%     1.87%     1.96%
------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                       43%       37%       35%       22%        6%       31%


1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended January 31, 2000, were $43,682,421 and $43,242,990, respectively.
6. For the period from August 29, 1995 (inception of offering) to December 31, 1995.

See accompanying Notes to Financial Statements


                                 25 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

 1. Significant Accounting Policies

 Oppenheimer Pennsylvania Municipal Fund (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and Pennsylvania personal income taxes as is available from municipal securities, consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
       The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (includ-ing restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of July 31, 1999, the Fund had available for federal tax purposes an unused capital loss carryover of approximately $1,552,000, which expires between 2002 and 2007.


                                 26 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2000, a provision of $1,861 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $62,795 as of January 31, 2000.
       The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
 Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Other. Investment transactions are accounted for as of trade date. Original issue discount is accreted and premium is amortized in accordance with federal income tax requirements. For municipal bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                                 27 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================
 2. Shares of Beneficial Interest

 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                        Six Months Ended Jan. 31, 2000             Year Ended July 31, 1999
                                 Shares         Amount                Shares         Amount
--------------------------------------------------------------------------------------------
 Class A
 Sold                           929,104   $ 10,690,152             1,238,583     $15,411,150
 Dividends and/or
 distributions reinvested       104,093      1,201,544               175,431       2,182,442
 Redeemed                      (981,082)   (11,206,726)             (918,356)    (11,398,749)
                               -------------------------------------------------------------
 Net increase                    52,115      $ 684,970               495,658     $ 6,194,843
                               =============================================================
--------------------------------------------------------------------------------------------
 Class B
 Sold                           285,392   $  3,275,706               568,446     $ 7,057,504
 Dividends and/or
 distributions reinvested        25,898        298,909                44,913         558,600
 Redeemed                      (479,788)    (5,495,402)             (389,892)     (4,821,568)
                               -------------------------------------------------------------
 Net increase (decrease)       (168,498)  $ (1,920,787)              223,467     $ 2,794,536
                               =============================================================
--------------------------------------------------------------------------------------------
 Class C
 Sold                           162,796   $  1,840,796               196,171     $ 2,436,879
 Dividends and/or
 distributions reinvested         7,714         88,835                14,078         175,032
 Redeemed                      (156,976)    (1,803,575)             (146,208)     (1,808,838)
                               -------------------------------------------------------------
 Net increase                    13,534   $    126,056                64,041     $   803,073
                               =============================================================

============================================================================================

 3. Unrealized Gains and Losses on Securities

 As of January 31, 2000, net unrealized depreciation on securities of $7,103,502 was composed of gross appreciation of $744,047, and gross depreciation of $7,847,549.


                                 28 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

================================================================================
 4. Fees and Other Transactions with Affiliates

 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion. Effective January 1, 1997, the Manager has voluntarily undertaken to waive a portion of its management fee, whereby the Fund pays a fee not to exceed 0.57% of average annual net assets. The Fund's management fee for the six months ended January 31, 2000 was 0.60% of the average annual net assets of each class of shares, annualized for periods of less than one full year, before the voluntary waiver by the Manager.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.
--------------------------------------------------------------------------------
 Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        Aggregate         Class A    Commissions      Commissions       Commissions
                        Front-End       Front-End     on Class A       on Class B        on Class C
                    Sales Charges   Sales Charges         Shares           Shares            Shares
                       on Class A     Retained by    Advanced by      Advanced by       Advanced by
 Six Months Ended          Shares     Distributor    Distributor(1)   Distributor(1)    Distributor(1)
------------------------------------------------------------------------------------------------------
 January 31, 2000        $164,595         $30,941         $2,780         $125,244           $14,999

 1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.


                                         Class A                    Class B                    Class C
                             Contingent Deferred        Contingent Deferred        Contingent Deferred
                                   Sales Charges              Sales Charges              Sales Charges
 Six Months Ended        Retained by Distributor    Retained by Distributor    Retained by Distributor
------------------------------------------------------------------------------------------------------
 January 31, 2000                            $--                    $37,724                     $3,308

       The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


                                 29 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================
 4. Fees and Other Transactions with Affiliates  Continued

 Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.15% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.15% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended January 31, 2000, payments under the Class A Plan totaled $52,333, all of which was paid by the Distributor to recipients. That included $2,940 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
       The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
       The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the six months ended January 31, 2000:

                                                           Distributor's     Distributor's
                                                               Aggregate      Unreimbursed
                                                            Unreimbursed     Expenses as %
                         Total Payment    Amount Retained       Expenses     of Net Assets
                            Under Plan     by Distributor     Under Plan          of Class
---------------------------------------------------------------------------------------------
 Class B Plan                 $112,185            $89,319       $733,613              3.65%
 Class C Plan                   26,611              8,127         68,248              1.26


                                 30 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

================================================================================
 5. Illiquid or Restricted Securities

 As of January 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities and no more than 10% of its net assets in restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of January 31, 2000, was $7,006,320, which represents 7.60% of the Fund's net assets.

================================================================================
 6. Bank Borrowings

 The Fund may borrow up to 10% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $100 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum. The commitment fee allocated to the Fund for the six months ended January 31, 2000, was $2,421.
       The Fund had $4,400,000 borrowings outstanding at January 31, 2000. For the year ended January 31, 2000, the average monthly loan balance was $2,440,000 at an average interest rate of 5.95%.





                                 31 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
--------------------------------------------------------------------------------

 A Series of Oppenheimer Multi-State Municipal Trust
====================================================================================
 Officers and Trustees      Leon Levy, Chairman of the Board of Trustees
                            Donald W. Spiro, Vice Chairman of the Board of Trustees
                            Bridget A. Macaskill, Trustee and President
                            Robert G. Galli, Trustee
                            Phillip A. Griffiths, Trustee
                            Benjamin Lipstein, Trustee
                            Elizabeth B. Moynihan, Trustee
                            Kenneth A. Randall, Trustee
                            Edward V. Regan, Trustee
                            Russell S. Reynolds, Jr., Trustee
                            Clayton K. Yeutter, Trustee
                            Ronald H. Fielding, Vice President
                            Anthony A. Tanner, Vice President
                            Andrew J. Donohue, Secretary
                            Brian W. Wixted, Treasurer
                            Robert G. Zack, Assistant Secretary
                            Robert J. Bishop, Assistant Treasurer
                            Scott T. Farrar, Assistant Treasurer

====================================================================================
 Investment Advisor         OppenheimerFunds, Inc.

====================================================================================
 Distributor                OppenheimerFunds Distributor, Inc.

====================================================================================
 Transfer and Shareholder   OppenheimerFunds Services
 Servicing Agent

====================================================================================
 Custodian of               Citibank, N.A.
 Portfolio Securities

====================================================================================
 Independent Auditors       KPMG LLP

====================================================================================
 Legal Counsel              Mayer, Brown & Platt

                            The financial statements included herein have been take
                            from the records of the Fund without examination of the
                            independent auditors.

                            This is a copy of a report to shareholders of Oppenheimer
                            Pennsylvania Municipal Fund. This report must be preceded
                            or accompanied by a Prospectus of Oppenheimer Pennsylvania
                            Municipal Fund. For material information concerning the Fund, see the Prospectus.

                            Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                                 32 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 OPPENHEIMERFUNDS FAMILY
--------------------------------------------------------------------------------

=========================================================================================================
Global Equity
                         Developing Markets Fund              Global Fund
                         International Small Company Fund     Quest Global Value Fund
                         Europe Fund                          Global Growth & Income Fund
                         International Growth Fund

=========================================================================================================
 Equity
                         Stock                                Stock & Bond
                         Enterprise Fund(1)                   Main Street(R) Growth & Income Fund
                         Discovery Fund                       Quest Opportunity Value Fund
                         Main Street(R) Small Cap Fund        Total Return Fund
                         Quest Small Cap Value Fund           Quest Balanced Value Fund
                         MidCap Fund                          Capital Income Fund(2)
                         Capital Appreciation Fund            Multiple Strategies Fund
                         Growth Fund                          Disciplined Allocation Fund
                         Disciplined Value Fund               Convertible Securities Fund
                         Quest Value Fund
                         Trinity Growth Fund                  Specialty
                         Trinity Core Fund                    Real Asset Fund
                         Trinity Value Fund                   Gold & Special Minerals Fund

=========================================================================================================
 Fixed Income
                         Taxable                              Municipal
                         International Bond Fund              California Municipal Fund(3)
                         World Bond Fund                      Main Street(R) California Municipal Fund(3)
                         High Yield Fund                      Florida Municipal Fund(3)
                         Champion Income Fund                 New Jersey Municipal Fund(3)
                         Strategic Income Fund                New York Municipal Fund(3)
                         Bond Fund                            Pennsylvania Municipal Fund(3)
                         Senior Floating Rate Fund            Municipal Bond Fund
                         U.S. Government Trust                Insured Municipal Fund
                         Limited-Term Government Fund         Intermediate Municipal Fund
                                                              Rochester Division
                                                              Rochester Fund Municipals
                                                              Limited Term New York Municipal Fund

=========================================================================================================
 Money Market(4)
                         Money Market Fund                    Cash Reserves


 1. Effective July 1, 1999, this fund is closed to new investors. See prospectus for details.
 2. On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income Fund."
 3. Available to investors only in certain states.
 4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
 Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two
 World Trade Center, New York, NY 10048-0203.
 (C) Copyright 2000 OppenheimerFunds, Inc. All rights reserved.




                                 33 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

                       THIS PAGE INTENTIONALLY LEFT BLANK

--------------------------------------------------------------------------------
INFORMATION AND SERVICES
--------------------------------------------------------------------------------

 As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

--------------------------------------------------------------------------------
 Internet
 24-hr access to account information and transactions
 www.oppenheimerfunds.com
--------------------------------------------------------------------------------
 General Information
 Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
 1.800.525.7048
--------------------------------------------------------------------------------
 Telephone Transactions
 Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
 1.800.852.8457
--------------------------------------------------------------------------------
 PhoneLink
 24-hr automated information and automated transactions
 1.800.533.3310
--------------------------------------------------------------------------------
 Telecommunications Device for the Deaf (TDD)
 Mon-Fri 8:30am-7pm ET
 1.800.843.4461
--------------------------------------------------------------------------------
 OppenheimerFunds Information Hotline 24 hours a day, timely and insightful messages on the economy and issues that may affect your investments 1.800.835.3104
--------------------------------------------------------------------------------
 Transfer and Shareholder Servicing Agent
 OppenheimerFunds Services
 P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------

                                                      [logo] OppenheimerFunds(R)
                                                               Distributor, Inc.
RS0740.001.0100 March 31, 2000